                           STI CLASSIC VARIABLE TRUST

                           Investment Grade Bond Fund

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005, the advisory fee payable by the Investment Grade Bond Fund has been reduced to the amount shown in the table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------
Investment Advisory Fees*                                                    0.50%
Other Expenses                                                               0.45%
                                                                       ----------
Total Annual Operating Expenses                                              0.95%
Fee Waivers and Expense Reimbursements**                                    (0.30)%
                                                                       ----------
Net Expenses                                                                 0.65%
                                                                       ----------

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.65%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 Year            3 Years          5 Years           10 Years
                  $66               $273             $496              $1,139

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets                    Discount From Full Fee

First $500 million                          None - Full Fee
Next $500 million                            5%
Over $1 billion                             10%





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST

                            International Equity Fund

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005, the advisory fee payable by the International Equity Fund has been reduced to the amount shown in the table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------
Investment Advisory Fees*                                                    1.15%
Other Expenses                                                               2.64%
                                                                       ----------
Total Annual Operating Expenses                                              3.79%
                                                                       ----------
Fee Waivers and Expense Reimbursements**                                    (2.49)%
                                                                       ----------
Net Expenses                                                                 1.30%
                                                                       ----------

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.30%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 Year            3 Years          5 Years           10 Years
                  $132              $928             $1,743            $3,868

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets                    Discount From Full Fee

First $500 million                          None - Full Fee
Next $500 million                            5%
Over $1 billion                             10%





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                       2